Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 9,284	$ 8,692
Disbursements during the year	4,833	1,902
Collections during the year	(3,822)	(1,310)
Balance, at end of the year	$ 10,295	$ 9,284